UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2013 (Unaudited)

DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.1%
California 91.4%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,352,553
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	893,990
Series C, 6.0%, 9/1/2014, INS: AGMC	1,000,000	1,042,860
Series C, 6.0%, 9/1/2016, INS: AGMC	1,000,000	1,107,740
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,070,780
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025, INS: AGMC	5,000,000	5,147,750
Big Bear Lake, CA, Water Revenue:
6.0%, 4/1/2015, INS: NATL	1,800,000	1,855,116
6.0%, 4/1/2022, INS: NATL	13,500,000	15,402,825
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, 5.75%, 7/1/2038	2,000,000	2,116,960
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	3,333,720
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,478,650
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, 5.0%, 4/1/2031	2,250,000	2,421,315
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014, INS: NATL	2,240,000	2,232,765
California, Coast Community College District, Election of 2012, Series A, 5.0%, 8/1/2038	5,045,000	5,321,769
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	10,922,200
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	5,000,000	4,838,300
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,113,149
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,311,840
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,734,100
Series C, 6.5%, 10/1/2033	2,000,000	2,289,000
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,927,238
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014, INS: AMBAC	1,470,000	1,463,606
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, Prerefunded, 6.25%, 2/1/2039	5,200,000	5,567,276
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	10,622,100
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	6,820,000	8,361,320
California, Marin Water District Financing Authority Revenue:
Series A, 5.0%, 7/1/2035	2,830,000	2,949,115
Series A, 5.0%, 7/1/2040	9,675,000	10,009,174
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,084,620
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	10,000,000	11,316,800
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,254,600
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AJ, 5.0%, 12/1/2035	10,690,000	11,484,267
Series AH, 5.25%, 12/1/2035	1,555,000	1,696,940

California, State General Obligation:
5.0%, 2/1/2033	12,000,000	12,505,800
5.0%, 4/1/2037	5,000,000	5,150,150
5.25%, 9/1/2030	10,000,000	10,860,500
5.25%, 9/1/2032	4,000,000	4,288,960
5.25%, 10/1/2032	15,000,000	16,093,650
5.25%, 4/1/2035	8,000,000	8,487,120
6.25%, 11/1/2034	10,000,000	11,650,900
6.5%, 4/1/2033	14,610,000	17,368,514
California, State General Obligation, Various Purposes:
6.0%, 4/1/2038	7,450,000	8,462,008
6.0%, 11/1/2039	10,000,000	11,493,600
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,025,810
California, State Infrastructure & Economic Development Bank Revenue, Los Angeles Museum of National History Foundation, Series A, 0.04% *, 9/1/2037, LOC: Wells Fargo Bank NA	6,100,000	6,100,000
California, State Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co.:
Series C, 0.03% *, 12/1/2016, LOC: Sumitomo Mitsui Banking	3,850,000	3,850,000
Series D, 0.04% *, 12/1/2016, LOC: Sumitomo Mitsui Banking	900,000	900,000
California, State Public Works Board Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	7,890,987
California, State Public Works Board, Lease Revenue, Capital Projects:
Series I, 5.5%, 11/1/2033	5,400,000	5,850,630
Series G-1, 5.75%, 10/1/2030	5,500,000	5,999,455
Series I-1, 6.375%, 11/1/2034	3,000,000	3,445,230
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, Prerefunded, 5.5%, 6/1/2022	2,600,000	2,669,836
California, State University Revenue:
Series A, 5.0%, 11/1/2037	8,000,000	8,290,800
Series A, 5.25%, 11/1/2038	6,500,000	6,902,740
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,200,550
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,230,520
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,406,450
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation Hospitals, Series A, 5.0%, 4/1/2042	10,000,000	9,917,000
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	11,719,563
California, Statewide Communities Development Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2041	10,000,000	10,013,000
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,265,880
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	10,615,400
California, Western Municipal Water District Facilities Authority Revenue, Series B, 5.0%, 10/1/2039	19,155,000	19,839,791
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018, INS: NATL	3,050,000	2,746,525
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,646,396
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,125,000	2,686,808
Contra Costa, CA, Transportation Authority, Sales Tax Revenue:
Series B, 5.0%, 3/1/2032	1,640,000	1,761,786
Series B, 5.0%, 3/1/2033	1,800,000	1,933,668
Series B, 5.0%, 3/1/2034	1,970,000	2,114,716
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015, INS: NATL	6,320,000	6,717,022
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2021, INS: AGMC	1,920,000	1,495,814
Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,028,099
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	10,000,000	10,715,900
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017, INS: NATL	4,000,000	3,774,840
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015, INS: NATL	3,165,000	3,112,018
Zero Coupon, 5/1/2016, INS: NATL	3,335,000	3,210,571
ETM, Zero Coupon, 11/1/2017, INS: NATL	5,500,000	5,274,115
Zero Coupon, 11/1/2018, INS: NATL	4,605,000	4,035,408
ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	6,058,010
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGMC, Radian	10,000,000	9,514,800
ETM, Zero Coupon, 1/1/2020, INS: AGMC, Radian	10,000,000	8,907,000
Foothill, CA, Toll Road Revenue, Eastern Corridor Agency:
Zero Coupon, 1/15/2017, INS: NATL	5,975,000	5,004,182
Zero Coupon, 1/15/2018, INS: NATL	6,250,000	4,927,188
Zero Coupon, 1/15/2025	10,000,000	4,950,100
5.8%, 1/15/2020, INS: NATL	6,500,000	6,571,760
5.875%, 1/15/2026	5,000,000	5,040,800
Foothill-De Anza Community College District, CA, Series C, 5.0%, 8/1/2040	7,555,000	7,897,090
Foothill-De Anza Community College District, CA, Capital Appreciation, Zero Coupon, 8/1/2016, INS: NATL	4,755,000	4,663,324
Fresno, CA, School District General Obligation, Unified School District, Series C, 5.9%, 2/1/2017, INS: NATL	1,760,000	2,031,357
Garden Grove, CA, Unified School District, Election of 2010, Series C, 5.25%, 8/1/2037	2,500,000	2,682,075
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014, INS: NATL	400,000	398,764
Long Beach, CA, Unified School District, 5.0%, 8/1/2032	5,245,000	5,610,000
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,305,550
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	15,373,950
Los Angeles, CA, Department of Water & Power, Waterworks Revenue:
Series A, 5.0%, 7/1/2036	2,500,000	2,637,325
Series A, 5.0%, 7/1/2041	2,500,000	2,596,575
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021, INS: NATL	2,000,000	2,528,360
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	7,954,172
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016, INS: NATL	1,000,000	966,240
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014, INS: NATL	2,045,000	2,039,479
Series A, Zero Coupon, 8/1/2015, INS: NATL	2,090,000	2,058,002
Series A, Zero Coupon, 8/1/2016, INS: NATL	2,140,000	2,067,754
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014, INS: AMBAC	375,000	386,366
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037	4,000,000	4,159,520
Murrieta Valley, CA, General Obligation, Unified School District:
Series A, Zero Coupon, 9/1/2016, INS: NATL	2,500,000	2,411,400
5.0%, 9/1/2026, INS: AGMC	3,155,000	3,366,984
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	229,089
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,160,423
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,207,540
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	10,309,200
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,538,550
Rancho, CA, Water District Financing Authority Revenue, Series A, 5.0%, 8/1/2027, INS: FGIC	2,500,000	2,724,500
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: NATL	1,635,000	1,531,766
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015, INS: NATL	1,750,000	1,694,543
Zero Coupon, 6/1/2016, INS: NATL	2,395,000	2,257,671
Riverside County, CA, Transportation Commission Toll Revenue, Series A, 5.75%, 6/1/2048	5,000,000	4,983,550
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,764,950
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 0.745% **, 6/1/2039, INS: NATL	10,000,000	6,851,400
Sacramento, CA, Electric Revenue, Municipal Utility District, Series U, 5.0%, 8/15/2026, INS: AGMC	2,615,000	2,882,933
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2028, INS: AGMC	2,045,000	2,207,209
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	5,000,000	5,628,800
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016, INS: NATL	2,685,000	2,486,874
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2014, INS: AGMC	2,195,000	2,282,229
Series A, 6.0%, 9/1/2015, INS: AGMC	1,000,000	1,088,030
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	2,200,000	2,290,332
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	941,310
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	956,582
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,091,200
San Diego County, CA, Regional Airport Authority Revenue:
Series B, AMT, 5.0%, 7/1/2038	1,500,000	1,472,865
Series A, 5.0%, 7/1/2040	13,250,000	13,323,272
San Diego County, CA, Water Authority:
Series B, 5.0%, 5/1/2031	5,000,000	5,401,500
5.0%, 5/1/2034	7,920,000	8,515,267
San Diego, CA, Community College District, Election of 2002:
5.0%, 8/1/2032	1,000,000	1,086,190
5.25%, 8/1/2033	10,000,000	11,127,000
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	5,000,000	5,286,650
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	10,535,900
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,518,820
San Francisco, CA, Bay Area Rapid Transit District, Series A, 5.0%, 7/1/2036	1,500,000	1,591,275
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,554,752
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	17,022,000
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	12,500,000	13,020,375
Series A, 5.125%, 11/1/2039	10,400,000	10,873,408
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, 6.75%, 8/1/2041	1,000,000	1,122,490
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015, INS: NATL	12,065,000	11,630,298
Series A, Zero Coupon, 1/15/2016, INS: NATL	3,485,000	3,231,571
Series A, Zero Coupon, 1/15/2017, INS: NATL	3,965,000	3,505,179
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	2,212,584
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	2,508,633
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,241,393
Series A, 5.0%, 8/1/2037	3,760,000	3,940,292
Series A, 5.0%, 8/1/2041	6,500,000	6,763,965
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	1,080,000	1,314,835
San Marcos, CA, Unified School District, Election of 2010, Series A, 5.0%, 8/1/2038	12,500,000	12,974,875
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,615,150
Santa Ana, CA, Other General Obligation, Police Administration & Holding Facility, Series A, 6.25%, 7/1/2024, INS: NATL	2,000,000	2,210,260
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,133,560
5.5%, 9/1/2018, INS: NATL	1,060,000	1,211,930
5.6%, 9/1/2019, INS: NATL	1,115,000	1,284,324
5.6%, 9/1/2020, INS: NATL	1,180,000	1,356,681
5.65%, 9/1/2024, INS: NATL	1,445,000	1,622,070
5.65%, 9/1/2025, INS: NATL	1,520,000	1,698,752
5.65%, 9/1/2026, INS: NATL	1,605,000	1,774,311
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,336,778
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,977,780
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,675,486
Series C, 5.0%, 7/1/2035	3,000,000	3,176,070
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	1,120,000	1,338,109
Series A, ETM, 5.75%, 7/1/2021	880,000	1,022,190
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	2,575,332
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015, INS: NATL	1,250,000	1,230,863
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,018,680
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,316,960

		858,040,451
Puerto Rico 1.6%
Puerto Rico, Electric Power Authority Revenue, Series A, 6.75%, 7/1/2036	4,010,000	3,299,588
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.75%, 8/1/2037	5,000,000	4,013,600
Series A, 6.375%, 8/1/2039	10,000,000	8,447,200

		15,760,388
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	838,232

Total Municipal Bonds and Notes (Cost $834,746,778)		874,639,071
Municipal Inverse Floating Rate Notes (a) 15.3%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (b)	11,475,000	12,885,091
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962, 144A, 13.763%, 4/1/2014, Leverage Factor at purchase date: 3 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (b)	13,870,000	15,586,540
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 18.157%, 4/1/2014, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (b)	17,205,000	19,332,124
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 18.175%, 4/1/2014, Leverage Factor at purchase date: 4 to 1
California, State Community Center, College District, Election of 2002, Series A, 5.0%, 8/1/2026, INS: AGMC (b)	10,630,000	11,549,176
Trust: California, State Community Center, Series 2008-1154, 144A, 9.34%, 8/1/2026, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (b)	3,158,944	3,614,182
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (b)	2,257,732	2,583,096
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (b)	1,881,443	2,152,581
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 12.983%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (b)	10,420,000	11,120,537
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.17%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (b)	5,000,000	5,631,900
Trust: California, University of California Revenues, Series 3368, 144A, 21.17%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (b)	10,000,000	11,486,600
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.76%, 2/1/2017, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (b)	10,000,000	10,321,100
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 18.14%, 1/1/2033, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (b)	10,000,000	11,336,800
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 21.17%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (b)	2,137,063	2,305,715
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (b)	1,944,611	2,098,075
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.344%, 5/1/2028, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (b)	10,002,999	10,732,364
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.757%, 8/1/2015, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (b)	10,000,000	10,510,100
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.34%, 8/1/2032, Leverage Factor at purchase date: 2 to 1

Total Municipal Inverse Floating Rate Notes (Cost $130,794,469)		143,245,981

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $965,541,247) †	108.4	1,017,885,052
Other Assets and Liabilities, Net	(8.4)	(78,997,609)

Net Assets	100.0	938,887,443

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of November 30, 2013.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2013.

†
The cost for federal income tax purposes was $875,084,579.  At November 30, 2013, net unrealized appreciation for all securities based on tax cost was $53,517,681.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $63,402,699 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,885,018.

(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(b) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(c)	$—	$1,017,885,052	$—	$1,017,885,052
Total	$—	$1,017,885,052	$—	$1,017,885,052

There have been no transfers between fair value measurement levels during the period ended November 30, 2013.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2014